Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-current Assets [Abstract]
Schedule of other non-current assets
	December 31,
	2021	2022

Private clouds in construction	$21,893	13,629
IT systems in construction	1,634	-
Prepayment for equipment	858	794
	$24,385	14,423